CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2012	May 31, 2011
Revenue:
Products	$ 215	$ 303	$ 1,420	$ 1,120
Services	1,165	1,261	5,015	5,747
Royalties from sale of patents	190	0	0	0
Total revenue	1,570	1,564	6,435	6,867
Cost of revenue:
Products.	25	8	75	28
Services.	308	340	1,335	1,380
Total cost of revenue	333	348	1,410	1,408
Gross margin	1,237	1,216	5,025	5,459
Research and development expenses	244	383	1,243	1,614
Selling, general and administrative expenses	758	708	2,984	3,956
Operating income (loss)	235	125	798	(111)
Interest expense	65	91	320	520
Other (income) expense, net	(3)	(19)	31	(67)
Income (loss) from continuing operations before income taxes	0	0	447	(564)
Provision for income taxes	0	0	3	18
Income (loss) from continuing operations	173	53	444.00	(582.00)
Discontinued operations:
Income from discontinued operations, net of tax	0	0	0	209
Gain on disposal of discontinued operations, net of tax	0	0	0	151
Net income from discontinued operations	0	0	0	360
Net income (loss)	$ 173	$ 53	$ 444	$ (222)
Basic and diluted net income (loss) per share:
From continuing operations	$ 0.17	$ 0.05	$ 0.45	$ (0.84)
From discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.52
Basic and diluted net income (loss) per share	$ 0.17	$ 0.05	$ 0.45	$ (0.32)
Weighted average common shares outstanding-basic	995,135	995,135	995,135	698,115
Weighted average common shares outstanding-diluted	1,001,234	1,005,044	995,135	698,115